Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net (in Dollars)	$ 3,117,300	$ 3,066,937
Common stock par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	13,192,232	13,127,000
Common stock, shares outstanding	13,192,232	13,127,000